UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2019

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2019

Semiannual Report

to Shareholders

DWS U.S. Multi-Factor Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
33	Statement of Assets and Liabilities
34	Statement of Operations
35	Statements of Changes in Net Assets

36	Financial Highlights
38	Notes to Financial Statements
47	Information About Your Fund’s Expenses
49	Advisory Agreement Board Considerations and Fee Evaluation
53	Account Management Resources
55	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our Funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS U.S. Multi-Factor Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief Investment Officer (“CIO”) believes that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insights” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS U.S. Multi-Factor Fund	|	3

Performance Summary	February 28, 2019 (Unaudited)

Class R6	6-Month‡	1-Year	Life of Fund*

Average Annual Total Returns as of 2/28/19
No Sales Charges	–3.96%	2.66%	7.83%
Russell 1000® Comprehensive Factor Index†	–3.78%	3.02%	8.18%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		–8.95%	1.13%
Russell 1000® Comprehensive Factor Index†		–8.68%	1.48%

Institutional Class	6-Month‡	1-Year	Life of Fund*

Average Annual Total Returns as of 2/28/19
No Sales Charges	–3.98%	2.62%	7.81%
Russell 1000® Comprehensive Factor Index†	–3.78%	3.02%	8.18%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		–8.98%	1.11%
Russell 1000® Comprehensive Factor Index†		–8.68%	1.48%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 21, 2018 are 0.37% and 0.46% for Class R6 and Institutional Class shares, respectively, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	|	DWS U.S. Multi-Factor Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

*

The Fund commenced operations on May 1, 2017. The performance shown for the index is for the time period of April 30, 2017 through February 28, 2019, which is based on the performance period of the life of the Fund.

†

Russell 1000® Comprehensive Factor Index (the “Underlying Index”) is an unmanaged index which is designed to provide exposure to the US large-cap equities based on five investment style factors — Value, Momentum, Quality, Low Volatility and Size.

	Class R6	Institutional Class

Net Asset Value
2/28/19	$11.13	$11.13
8/31/18	$11.77	$11.77

Distribution Information as of 2/28/19
Income Dividends, Six Months	$.06	$.06
Capital Gain Distributions, Six Months	$.10	$.10

DWS U.S. Multi-Factor Fund	|	5

Portfolio Management Team

Bryan Richards, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2011 with 11 years of industry experience. Prior to his current role, he served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015. Prior to joining DWS he served as an equity analyst for Fairhaven Capital LLC, a long/short equity fund, and at XShares Advisors, an ETF issuer based in New York.

–	Head of Passive Portfolio Management, Americas: New York.

–	BS in Finance, Boston College.

Patrick Dwyer, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2016 with 16 years of industry experience. Prior to joining DWS, he was the head of Northern Trust’s Equity Index, ETF, and Overlay portfolio management team in Chicago, managing portfolios for North American based clients. His time at Northern Trust included working in New York, Chicago, and in Hong Kong building a portfolio management desk. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program. He rotated through the domestic fixed income and US structured equity fund management groups.

–	Lead Equity Portfolio Manager, US Passive Equities: New York.

–	BS in Finance, Rutgers University.

Navid Sohrabi, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–

Joined DWS in 2015 with 13 years of industry experience. Prior to his current role, he was a portfolio manager and quantitative multi-asset strategist since 2015. Prior to joining DWS, he served as a derivatives trader since 2005 for several institutional asset managers and commodity trading advisors where he developed and managed systematic risk and trading strategies in equities, options, foreign exchange and futures.

–	Equity Portfolio Manager, US Passive Equities: New York.

–	BA in Neurobiology, University of California, Berkeley. Masters of Financial Engineering, University of California, Los Angeles.

Shlomo Bassous, Vice President

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–

Joined DWS in 2017 with 13 years of industry experience. Prior to joining DWS, Mr. Bassous worked at Northern Trust where he filled a variety of operational functions supporting portfolio management. In 2010 he began managing equity portfolios on behalf of institutional clients across a variety of global benchmarks. Before joining Northern Trust in 2007, he worked at The Bank of New York Mellon and Morgan Stanley in a variety of roles supporting equity trading and portfolio management.

–	Equity Portfolio Manager, US Passive Equities: New York.

–	BS in Finance, Yeshiva University.

Charlotte Cipolletti, Associate

Portfolio Manager of the Fund. Began managing the Fund in December 2017.

–	Joined DWS in 2015. Prior to joining, she served in an internship capacity at Deutsche Asset Management, Deutsche Wealth Management, Private Banking and National Financial Partners.

–	Equity Portfolio Manager, US Passive Equities, New York.

–	BA in Sustainable Development, Columbia University.

6	|	DWS U.S. Multi-Factor Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	2/28/19	8/31/18
Common Stocks	100%	98%
Cash Equivalents	0%	2%
Government & Agency Obligation	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	2/28/19	8/31/18
Industrials	16%	17%
Consumer Discretionary	16%	19%
Information Technology	16%	15%
Financials	11%	13%
Health Care	9%	9%
Utilities	9%	6%
Consumer Staples	7%	6%
Real Estate	6%	4%
Materials	5%	6%
Communication services	3%	2%
Energy	2%	3%
	100%	100%

DWS U.S. Multi-Factor Fund	|	7

Ten Largest Equity Holdings at February 28, 2019 (6.5% of Net Assets)		Percent
1	Target Corp.	0.8%
	Operator of general merchandise and discount stores
2	AutoZone, Inc.	0.8%
	Retailer of automotive parts, chemicals and accessories
3	Darden Restaurants, Inc.	0.7%
	Operator of restaurant services
4	Torchmark Corp.	0.6%
	Provider of insurance and financial services
5	Sysco Corp.	0.6%
	Distributes food and related products to various industries
6	CDW Corp.	0.6%
	Provides information technology products and services
7	TJX Companies, Inc.	0.6%
	Operator of off-price apparel specialty stores
8	UGI Corp.	0.6%
	Distributes and markets energy products and services
9	Starbucks Corp.	0.6%
	Provider of high-quality coffee
10	Ross Stores, Inc.	0.6%
	Operates a multi-chain of retail stores

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 53 for contact information.

8	|	DWS U.S. Multi-Factor Fund

Investment Portfolio	as of February 28, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 99.4%
Communication Services 3.1%

Diversified Telecommunication Services 0.1%

AT&T, Inc.	2,209	68,744

CenturyLink, Inc.	6,663	87,885

Verizon Communications, Inc.	2,537	144,406

Zayo Group Holdings, Inc.*	1,215	30,132

		331,167

Entertainment 0.8%

Activision Blizzard, Inc.	1,316	55,456

Cinemark Holdings, Inc.	11,769	442,867

Electronic Arts, Inc.*	1,827	174,990

Live Nation Entertainment, Inc.*	7,804	441,394

Madison Square Garden Co. “A”*	1,284	369,972

Take-Two Interactive Software, Inc.*	1,047	91,361

Twenty-First Century Fox, Inc. “A”	3,283	165,562

Twenty-First Century Fox, Inc. “B”	1,950	97,812

Viacom, Inc. “B”	9,462	276,480

Walt Disney Co.	3,284	370,567

		2,486,461

Interactive Media & Services 0.1%

Alphabet, Inc. “A”*	33	37,176

Alphabet, Inc. “C”*	55	61,596

IAC/InterActiveCorp.*	374	79,681

TripAdvisor, Inc.*	349	18,556

		197,009

Media 1.9%

AMC Networks, Inc. “A”*	3,668	241,024

Cable One, Inc.	147	139,501

CBS Corp. “B”	8,594	431,505

Charter Communications, Inc. “A”*	775	267,305

Comcast Corp. “A”	4,567	176,606

Discovery, Inc. “A”*	4,827	139,500

Discovery, Inc. “C”*	7,129	194,265

Interpublic Group of Companies, Inc.	70,022	1,612,607

John Wiley & Sons, Inc. “A”	5,300	275,017

Liberty Broadband Corp. “C”*	946	84,667

Liberty Media Corp.-Liberty SiriusXM “A”*	2,649	108,344

Liberty Media Corp.-Liberty SiriusXM “C”*	6,109	251,752

News Corp. “A”	7,045	91,726

Omnicom Group, Inc.	20,108	1,522,176

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	9

	Shares	Value ($)

Sirius XM Holdings, Inc.	40,184	238,291

Tribune Media Co. “A”	742	34,303

		5,808,589

Wireless Telecommunication Services 0.2%

T-Mobile U.S., Inc.*	2,824	203,921

Telephone & Data Systems, Inc.	9,404	301,398

United States Cellular Corp.*	537	25,073

		530,392

Consumer Discretionary 15.7%

Auto Components 0.8%

Aptiv PLC	3,456	287,228

BorgWarner, Inc.	4,466	181,364

Garrett Motion, Inc.*	17,422	291,644

Gentex Corp.	54,410	1,106,700

Goodyear Tire & Rubber Co.	2,239	44,288

Lear Corp.	3,037	461,837

Visteon Corp.*	790	67,671

		2,440,732

Automobiles 0.2%

Ford Motor Co.	19,060	167,156

General Motors Co.	7,167	282,953

Harley-Davidson, Inc.	5,398	200,374

		650,483

Distributors 0.4%

Genuine Parts Co.	3,480	378,554

LKQ Corp.*	3,055	84,624

Pool Corp.	4,041	644,701

		1,107,879

Diversified Consumer Services 1.2%

Bright Horizons Family Solutions, Inc.*	3,170	393,080

Frontdoor, Inc.*	15,061	481,952

Graham Holdings Co. “B”	720	492,271

Grand Canyon Education, Inc.*	5,444	629,762

H&R Block, Inc.	31,240	754,446

Service Corp. International	14,092	582,563

ServiceMaster Global Holdings, Inc.*	7,809	352,655

		3,686,729

Hotels, Restaurants & Leisure 3.5%

Aramark	4,163	126,139

Carnival Corp.	9,569	552,705

Chipotle Mexican Grill, Inc.*	778	472,658

Choice Hotels International, Inc.	2,782	222,115

Darden Restaurants, Inc.	19,094	2,140,628

The accompanying notes are an integral part of the financial statements.

10	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Domino’s Pizza, Inc.	2,920	732,745

Dunkin’ Brands Group, Inc.	4,919	351,463

Extended Stay America, Inc. (Units)	7,646	139,463

Hilton Grand Vacations, Inc.*	1,274	40,500

Hilton Worldwide Holdings, Inc.	2,289	190,216

Hyatt Hotels Corp. “A”	3,336	242,761

Las Vegas Sands Corp.	1,120	68,802

Marriott International, Inc. “A”	2,978	373,054

McDonald’s Corp.	1,244	228,697

MGM Resorts International	1,915	51,226

Norwegian Cruise Line Holdings Ltd.*	4,128	229,228

Royal Caribbean Cruises Ltd.	2,224	263,499

Six Flags Entertainment Corp.	3,256	181,392

Starbucks Corp.	24,609	1,729,028

The Wendy’s Co.	3,661	63,445

Vail Resorts, Inc.	2,440	508,472

Wyndham Destinations, Inc.	3,471	156,299

Wyndham Hotels & Resorts, Inc.	7,040	370,093

Yum China Holdings, Inc.	3,880	161,874

Yum! Brands, Inc.	10,706	1,011,717

		10,608,219

Household Durables 0.7%

D.R. Horton, Inc.	2,791	108,542

Garmin Ltd.	10,607	890,670

Leggett & Platt, Inc.	7,334	333,110

Lennar Corp. “A”	850	40,783

Newell Brands, Inc.	2,506	40,672

NVR, Inc.*	77	201,740

PulteGroup, Inc.	7,527	203,229

Toll Brothers, Inc.	1,515	53,934

Whirlpool Corp.	1,002	141,793

		2,014,473

Internet & Direct Marketing Retail 0.3%

Booking Holdings, Inc.*	117	198,554

eBay, Inc.	6,198	230,256

Expedia Group, Inc.	1,790	220,725

Qurate Retail, Inc.*	3,447	62,080

		711,615

Leisure Products 0.5%

Brunswick Corp.	8,887	468,701

Hasbro, Inc.	10,988	932,881

Polaris Industries, Inc.	1,153	98,270

		1,499,852

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	11

	Shares	Value ($)

Multiline Retail 1.9%

Dollar General Corp.	13,670	1,619,348

Dollar Tree, Inc.*	2,016	194,201

Kohl’s Corp.	10,562	713,252

Macy’s, Inc.	10,614	263,121

Nordstrom, Inc.	11,341	536,203

Target Corp.	33,849	2,458,791

		5,784,916

Specialty Retail 5.1%

Advance Auto Parts, Inc.	4,077	659,577

AutoNation, Inc.*	943	33,250

AutoZone, Inc.*	2,446	2,296,721

Best Buy Co., Inc.	9,911	682,273

Burlington Stores, Inc.*	2,615	443,870

CarMax, Inc.*	2,454	152,393

Dick’s Sporting Goods, Inc.	11,944	466,533

Foot Locker, Inc.	10,287	612,282

Home Depot, Inc.	1,069	197,915

L Brands, Inc.	781	20,415

Lowe’s Companies, Inc.	8,438	886,750

O’Reilly Automotive, Inc.*	3,929	1,461,431

Penske Automotive Group, Inc.	373	16,576

Ross Stores, Inc.	18,025	1,709,311

The Gap, Inc.	4,135	105,029

The Michaels Companies, Inc.*	1,964	27,771

Tiffany & Co.	8,956	851,178

TJX Companies, Inc.	35,397	1,815,512

Tractor Supply Co.	13,941	1,329,274

Ulta Salon, Cosmetics & Fragrance, Inc.*	2,463	769,663

Urban Outfitters, Inc.*	2,845	87,768

Williams-Sonoma, Inc.	12,374	719,672

		15,345,164

Textiles, Apparel & Luxury Goods 1.1%

Capri Holdings Ltd.*	957	43,639

Carter’s, Inc.	2,236	217,876

Columbia Sportswear Co.	1,760	181,192

Hanesbrands, Inc.	8,098	150,542

Lululemon Athletica, Inc.*	935	140,643

NIKE, Inc. “B”	7,531	645,633

PVH Corp.	1,367	156,986

Ralph Lauren Corp.	5,472	684,930

Tapestry, Inc.	11,800	412,292

VF Corp.	7,953	694,774

		3,328,507

The accompanying notes are an integral part of the financial statements.

12	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)
Consumer Staples 7.0%

Beverages 0.4%

Brown-Forman Corp. “A”	1,034	50,976

Brown-Forman Corp. “B”	3,686	182,420

Coca-Cola Co.	750	34,005

Constellation Brands, Inc. “A”	1,200	202,992

Molson Coors Brewing Co. “B”	5,687	350,661

Monster Beverage Corp.*	1,595	101,809

PepsiCo, Inc.	1,855	214,512

		1,137,375

Food & Staples Retailing 2.7%

Casey’s General Stores, Inc.	6,063	816,929

Costco Wholesale Corp.	5,291	1,157,353

Kroger Co.	49,526	1,452,598

Sprouts Farmers Market, Inc.*	16,806	391,916

Sysco Corp.	28,397	1,918,217

U.S. Foods Holding Corp.*	32,418	1,142,410

Walgreens Boots Alliance, Inc.	16,326	1,162,248

Walmart, Inc.	971	96,119

		8,137,790

Food Products 2.5%

Archer-Daniels-Midland Co.	33,802	1,436,585

Bunge Ltd.	9,496	504,048

Campbell Soup Co.	737	26,547

Conagra Brands, Inc.	11,495	268,638

Flowers Foods, Inc.	17,782	363,997

General Mills, Inc.	2,931	138,138

Hormel Foods Corp. (a)	19,419	842,008

Ingredion, Inc.	1,939	179,261

Kellogg Co.	7,192	404,622

Lamb Weston Holdings, Inc.	9,395	651,167

McCormick & Co., Inc.	715	97,226

Mondelez International, Inc. “A”	6,522	307,577

Post Holdings, Inc.*	3,392	345,577

Seaboard Corp.	15	58,489

The Hershey Co.	6,497	719,088

The JM Smucker Co.	5,704	604,111

TreeHouse Foods, Inc.*	3,220	195,068

Tyson Foods, Inc. “A”	4,419	272,475

		7,414,622

Household Products 0.9%

Church & Dwight Co., Inc.	8,361	550,154

Clorox Co.	4,974	786,041

Colgate-Palmolive Co.	5,872	386,789

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	13

	Shares	Value ($)

Energizer Holdings, Inc.	1,331	61,066

Kimberly-Clark Corp.	6,833	798,299

Procter & Gamble Co.	1,969	194,045

		2,776,394

Personal Products 0.4%

Estee Lauder Companies, Inc. “A”	7,169	1,125,103

Herbalife Nutrition Ltd.*	2,458	137,894

Nu Skin Enterprises, Inc. “A”	707	42,497

		1,305,494

Tobacco 0.1%

Altria Group, Inc.	2,790	146,224

Philip Morris International, Inc.	1,637	142,321

		288,545

Energy 2.1%

Energy Equipment & Services 0.2%

Apergy Corp.*	4,634	194,535

Halliburton Co.	2,793	85,717

Helmerich & Payne, Inc.	2,068	112,086

National Oilwell Varco, Inc.	2,254	63,427

Schlumberger Ltd.	1,702	74,990

		530,755

Oil, Gas & Consumable Fuels 1.9%

Anadarko Petroleum Corp.	1,034	44,979

Antero Resources Corp.*	2,996	25,945

Apache Corp.	5,553	184,249

Cabot Oil & Gas Corp.	3,498	86,121

Centennial Resource Development, Inc. “A”* (a)	1,343	12,181

Cheniere Energy, Inc.*	1,677	108,083

Chevron Corp.	1,425	170,401

Cimarex Energy Co.	1,692	121,672

Concho Resources, Inc.	954	104,940

ConocoPhillips	4,208	285,513

Devon Energy Corp.	926	27,326

Diamondback Energy, Inc.	642	66,081

EOG Resources., Inc.	2,609	245,246

Equitrans Midstream Corp.	2,545	44,894

Exxon Mobil Corp.	1,412	111,590

HollyFrontier Corp.	8,648	442,778

Kinder Morgan, Inc.	4,480	85,837

Marathon Petroleum Corp.	8,700	539,487

Murphy Oil Corp.	795	22,975

Occidental Petroleum Corp.	8,398	555,528

ONEOK, Inc.	2,034	130,705

PBF Energy, Inc. “A”	4,306	133,787

The accompanying notes are an integral part of the financial statements.

14	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Phillips 66	10,616	1,022,958

Pioneer Natural Resources Co.	1,319	185,913

Valero Energy Corp.	12,722	1,037,606

		5,796,795

Financials 11.1%

Banks 1.4%

Associated Banc-Corp.	3,286	76,498

Bank of Hawaii Corp.	492	40,457

BankUnited, Inc.	3,344	122,023

BB&T Corp.	5,353	272,842

BOK Financial Corp.	492	44,496

CIT Group, Inc.	1,377	70,186

Citigroup, Inc.	412	26,360

Citizens Financial Group, Inc.	2,953	109,084

Comerica, Inc.	1,848	160,979

Commerce Bancshares, Inc.	2,574	161,982

Cullen/Frost Bankers, Inc.	960	99,533

East West Bancorp., Inc.	1,532	83,663

Fifth Third Bancorp.	7,075	195,128

First Citizens BancShares, Inc. “A”	193	84,260

First Hawaiian, Inc.	1,256	33,862

First Horizon National Corp.	3,374	52,736

First Republic Bank	1,646	172,797

FNB Corp.	4,879	59,719

Huntington Bancshares, Inc.	18,064	260,302

KeyCorp	8,116	143,329

M&T Bank Corp.	1,546	267,551

PacWest Bancorp.	1,366	56,033

People’s United Financial, Inc.	5,149	91,446

Pinnacle Financial Partners, Inc.	307	18,018

PNC Financial Services Group, Inc.	1,004	126,524

Popular, Inc.	3,067	172,917

Prosperity Bancshares, Inc.	575	42,809

Regions Financial Corp.	10,711	175,660

Signature Bank	305	41,407

SunTrust Banks, Inc.	3,836	248,841

SVB Financial Group*	67	16,560

Synovus Financial Corp.	1,253	49,719

TCF Financial Corp.	2,519	57,685

U.S. Bancorp.	2,284	118,060

Umpqua Holdings Corp.	3,801	69,102

Webster Financial Corp.	1,847	106,055

Western Alliance Bancorp.*	1,744	80,695

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	15

	Shares	Value ($)

Wintrust Financial Corp.	860	63,356

Zions Bancorp. NA	2,887	147,526

		4,220,200

Capital Markets 2.8%

Affiliated Managers Group, Inc.	348	38,144

Ameriprise Financial, Inc.	646	85,033

Bank of New York Mellon Corp.	1,722	90,371

BGC Partners, Inc. “A”	9,382	57,512

BlackRock, Inc.	83	36,787

Cboe Global Markets, Inc.	1,947	186,737

Charles Schwab Corp.	275	12,653

CME Group, Inc.	770	140,071

E*TRADE Financial Corp.	2,212	108,366

Eaton Vance Corp.	6,402	267,924

Evercore, Inc. “A”	5,408	498,077

FactSet Research Systems, Inc.	3,501	823,330

Franklin Resources., Inc.	13,183	429,898

Interactive Brokers Group, Inc. “A”	484	26,731

Intercontinental Exchange, Inc.	2,579	198,970

Invesco Ltd.	1,498	28,986

Lazard Ltd. “A”	6,793	254,262

Legg Mason, Inc.	589	17,228

LPL Financial Holdings, Inc.	3,870	291,837

MarketAxess Holdings, Inc.	1,399	341,188

Moody’s Corp.	2,333	403,889

Morgan Stanley	688	28,882

Morningstar, Inc.	2,463	311,717

MSCI, Inc.	4,617	852,852

Nasdaq, Inc.	5,979	547,497

Northern Trust Corp.	1,424	132,717

Raymond James Financial, Inc.	3,594	296,792

S&P Global, Inc.	4,092	819,914

SEI Investments Co.	3,065	161,679

State Street Corp.	903	64,899

T. Rowe Price Group, Inc.	6,196	622,264

TD Ameritrade Holding Corp.	2,070	116,603

The Goldman Sachs Group., Inc.	139	27,341

		8,321,151

Consumer Finance 0.6%

Ally Financial, Inc.	4,958	134,312

American Express Co.	2,915	314,062

Capital One Financial Corp.	2,557	213,714

Credit Acceptance Corp.*	575	252,919

Discover Financial Services	7,606	544,666

Navient Corp.	1,836	22,436

The accompanying notes are an integral part of the financial statements.

16	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Santander Consumer U.S.A. Holdings, Inc.	2,275	46,729

SLM Corp.*	2,413	26,664

Synchrony Financial	3,574	116,548

		1,672,050

Diversified Financial Services 0.1%

AXA Equitable Holdings, Inc.	3,017	57,685

Berkshire Hathaway, Inc. “B”*	302	60,793

Jefferies Financial Group, Inc.	12,009	243,422

Voya Financial, Inc.	1,125	56,891

		418,791

Insurance 5.6%

Aflac, Inc.	12,149	597,002

Alleghany Corp.	196	126,020

Allstate Corp.	4,449	419,897

American Financial Group, Inc.	2,792	278,251

American National Insurance Co.	463	68,149

Aon PLC	4,528	776,688

Arch Capital Group Ltd.*	8,762	286,255

Arthur J. Gallagher & Co.	13,303	1,067,965

Assurant, Inc.	1,960	201,860

Assured Guaranty Ltd.	23,596	985,369

Athene Holding Ltd. “A”*	3,482	155,123

Brown & Brown, Inc.	17,091	506,235

Chubb Ltd.	1,743	233,388

Cincinnati Financial Corp.	5,762	500,257

CNA Financial Corp.	688	29,735

Erie Indemnity Co. “A”	3,600	641,592

Everest Re Group Ltd.	1,820	411,520

Fidelity National Financial, Inc.	13,771	483,224

First American Financial Corp.	4,337	220,276

Hanover Insurance Group, Inc.	2,697	320,161

Hartford Financial Services Group, Inc.	2,287	112,886

Lincoln National Corp.	720	45,014

Loews Corp.	7,354	350,198

Markel Corp.*	46	46,225

Marsh & McLennan Companies, Inc.	12,330	1,146,937

Mercury General Corp.	2,910	154,143

MetLife, Inc.	2,658	120,115

Old Republic International Corp.	33,838	705,861

Principal Financial Group, Inc.	1,108	58,325

Progressive Corp.	19,580	1,427,382

Prudential Financial, Inc.	959	91,920

Reinsurance Group of America, Inc.	2,341	338,251

RenaissanceRe Holdings Ltd.	226	33,233

The Travelers Companies, Inc.	3,364	447,109

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	17

	Shares	Value ($)

Torchmark Corp.	23,775	1,962,864

Unum Group	1,209	45,168

W.R. Berkley Corp.	5,699	476,778

White Mountains Insurance Group Ltd.	730	685,755

Willis Towers Watson PLC	2,180	375,004

		16,932,135

Mortgage Real Estate Investment Trusts (REITs) 0.6%

AGNC Investment Corp.	14,200	250,630

Annaly Capital Management, Inc.	36,832	373,108

Chimera Investment Corp.	27,012	499,452

MFA Financial, Inc.	24,341	176,959

New Residential Investment Corp.	19,898	329,113

Starwood Property Trust, Inc.	4,886	109,593

Two Harbors Investment Corp.	12,682	175,899

		1,914,754

Thrifts & Mortgage Finance 0.0%
New York Community Bancorp., Inc.	4,738	59,272

Health Care 9.4%

Biotechnology 0.4%

AbbVie, Inc.	1,263	100,080

Alexion Pharmaceuticals, Inc.*	401	54,267

Amgen, Inc.	1,873	356,020

Biogen., Inc.*	540	177,126

Celgene Corp.*	675	56,106

Gilead Sciences, Inc.	3,811	247,791

Regeneron Pharmaceuticals, Inc.*	163	70,211

United Therapeutics Corp.*	1,500	189,435

		1,251,036

Health Care Equipment & Supplies 2.6%

Abbott Laboratories	279	21,656

ABIOMED, Inc.*	106	35,457

Align Technology, Inc.*	450	116,536

Baxter International, Inc.	8,448	631,319

Becton, Dickinson & Co.	145	36,075

Boston Scientific Corp.*	9,419	377,890

Cantel Medical Corp.	884	64,992

Danaher Corp.	2,376	301,799

Edwards Lifesciences Corp.*	2,945	498,559

Hill-Rom Holdings, Inc.	3,553	376,796

Hologic, Inc.*	2,126	100,241

ICU Medical, Inc.*	695	170,803

IDEXX Laboratories, Inc.*	1,708	360,439

Integra LifeSciences Holdings Corp.*	934	51,454

Intuitive Surgical, Inc.*	526	288,043

The accompanying notes are an integral part of the financial statements.

18	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Masimo Corp.*	2,742	359,970

Medtronic PLC	2,264	204,892

ResMed, Inc.	6,816	698,163

STERIS PLC	4,040	488,678

Stryker Corp.	1,460	275,225

Teleflex, Inc.	399	115,646

The Cooper Companies, Inc.	1,846	527,937

Varian Medical Systems, Inc.*	6,324	849,693

West Pharmaceutical Services, Inc.	5,368	562,298

Zimmer Biomet Holdings, Inc.	2,173	269,713

		7,784,274

Health Care Providers & Services 4.6%

Acadia Healthcare Co., Inc.*	2,448	64,358

AmerisourceBergen Corp.	8,907	741,953

Anthem, Inc.	2,149	646,269

Cardinal Health, Inc.	11,759	638,984

Centene Corp.*	21,434	1,305,116

Chemed Corp.	2,008	661,636

Cigna Corp.	7,837	1,367,086

Covetrus, Inc.*	4,551	162,835

CVS Health Corp.	9,768	564,883

DaVita, Inc.*	1,950	110,955

Encompass Health Corp.	7,544	476,328

HCA Healthcare, Inc.	5,987	832,432

Henry Schein, Inc.*	11,378	674,715

Humana, Inc.	4,755	1,355,365

Laboratory Corp. of America Holdings*	3,883	575,616

McKesson Corp.	3,174	403,606

MEDNAX, Inc.*	2,770	91,161

Molina Healthcare, Inc.*	1,079	145,266

Premier, Inc. “A”*	12,601	460,945

Quest Diagnostics, Inc.	8,356	723,212

UnitedHealth Group, Inc.	521	126,197

Universal Health Services, Inc. “B”	8,094	1,123,690

WellCare Health Plans, Inc.*	2,498	633,443

		13,886,051

Health Care Technology 0.2%

Cerner Corp.*	6,943	388,461

Veeva Systems, Inc. “A”*	774	91,262

		479,723

Life Sciences Tools & Services 1.0%

Agilent Technologies, Inc.	4,499	357,401

Bio-Rad Laboratories, Inc. “A”*	241	65,287

Bio-Techne Corp.	2,224	431,234

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	19

	Shares	Value ($)

Bruker Corp.	2,554	97,588

Charles River Laboratories International, Inc.*	2,653	377,177

Illumina, Inc.*	193	60,365

IQVIA Holdings, Inc.*	2,432	340,723

Mettler-Toledo International, Inc.*	493	335,689

PerkinElmer, Inc.	1,947	183,329

PRA Health Sciences, Inc.*	295	31,559

QIAGEN NV*	4,061	156,064

Thermo Fisher Scientific, Inc.	664	172,354

Waters Corp.*	2,163	523,922

		3,132,692

Pharmaceuticals 0.6%

Allergan PLC	250	34,427

Bristol-Myers Squibb Co.	4,174	215,629

Catalent, Inc.*	1,385	59,860

Eli Lilly & Co.	1,945	245,634

Jazz Pharmaceuticals PLC*	1,529	214,106

Johnson & Johnson	609	83,214

Merck & Co., Inc.	1,935	157,296

Mylan NV*	2,020	53,308

Perrigo Co. PLC	508	24,739

Pfizer, Inc.	2,063	89,431

Zoetis, Inc.	5,868	552,942

		1,730,586

Industrials 16.2%

Aerospace & Defense 2.4%

Boeing Co.	742	326,450

BWX Technologies, Inc.	1,722	90,147

Curtiss-Wright Corp.	1,967	242,512

General Dynamics Corp.	3,766	641,049

Harris Corp.	2,813	463,948

HEICO Corp.	1,610	150,905

HEICO Corp. “A”	1,562	124,944

Hexcel Corp.	5,540	399,656

Huntington Ingalls Industries, Inc.	2,998	627,811

L3 Technologies, Inc.	2,131	451,239

Lockheed Martin Corp.	1,476	456,689

Northrop Grumman Corp.	1,027	297,789

Raytheon Co.	3,309	617,129

Spirit AeroSystems Holdings, Inc. “A”	6,738	665,714

Teledyne Technologies, Inc.*	1,381	325,971

Textron, Inc.	10,926	593,282

TransDigm Group, Inc.*	1,190	516,567

United Technologies Corp.	2,151	270,316

		7,262,118

The accompanying notes are an integral part of the financial statements.

20	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Air Freight & Logistics 0.9%

C.H. Robinson Worldwide, Inc.	9,334	843,607

Expeditors International of Washington, Inc.	16,826	1,261,109

FedEx Corp.	1,899	343,719

United Parcel Service, Inc. “B”	1,732	190,866

		2,639,301

Airlines 0.7%

Alaska Air Group, Inc.	9,769	602,747

American Airlines Group, Inc.	1,109	39,514

Delta Air Lines, Inc.	11,164	553,511

JetBlue Airways Corp.*	15,227	254,291

Southwest Airlines Co.	6,561	367,678

United Continental Holdings, Inc.*	3,547	311,462

		2,129,203

Building Products 0.9%

A.O. Smith Corp.	3,404	176,770

Allegion PLC	4,157	373,964

Armstrong World Industries, Inc.	576	42,152

Fortune Brands Home & Security, Inc.	2,245	105,784

Johnson Controls International PLC	16,422	579,204

Lennox International, Inc.	2,264	555,246

Masco Corp.	3,784	142,127

Owens Corning	640	31,955

Resideo Technologies, Inc.*	17,942	461,109

USG Corp.	3,566	153,730

		2,622,041

Commercial Services & Supplies 1.6%

ADT, Inc.	10,134	81,072

Cintas Corp.	3,961	818,343

Clean Harbors, Inc.*	3,542	240,856

Copart, Inc.*	14,793	867,905

KAR Auction Services, Inc.	11,705	551,891

Republic Services, Inc.	7,943	622,969

Rollins, Inc.	6,987	277,104

Stericycle, Inc.*	291	12,973

Waste Management, Inc.	13,079	1,324,249

		4,797,362

Construction & Engineering 0.4%

AECOM*	7,523	232,912

Arcosa, Inc.	8,656	289,889

Fluor Corp.	6,118	230,037

Jacobs Engineering Group, Inc.	1,756	129,558

Quanta Services, Inc.	7,134	254,256

Valmont Industries, Inc.	645	88,100

		1,224,752

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	21

	Shares	Value ($)

Electrical Equipment 1.3%

Acuity Brands, Inc.	587	76,380

AMETEK, Inc.	5,896	469,204

Eaton Corp. PLC	9,145	729,497

Emerson Electric Co.	12,801	872,388

Hubbell, Inc.	1,659	195,845

nVent Electric PLC	18,802	516,679

Regal Beloit Corp.	3,942	330,182

Rockwell Automation, Inc.	3,666	654,601

Sensata Technologies Holding PLC*	4,736	240,257

		4,085,033

Industrial Conglomerates 0.4%

3M Co.	654	135,633

Carlisle Companies, Inc.	2,133	262,530

Honeywell International, Inc.	1,987	306,137

Roper Technologies, Inc.	1,369	443,077

		1,147,377

Machinery 4.3%

AGCO Corp.	2,237	151,176

Allison Transmission Holdings, Inc.	19,150	951,755

Caterpillar, Inc.	1,049	144,070

Crane Co.	4,477	378,620

Cummins, Inc.	5,518	850,269

Deere & Co.	1,508	247,372

Donaldson Co., Inc.	11,572	596,999

Dover Corp.	11,031	998,636

Flowserve Corp.	4,148	184,213

Fortive Corp.	3,491	284,761

Graco, Inc.	10,995	516,325

IDEX Corp.	3,635	523,803

Illinois Tool Works, Inc.	1,808	260,497

Ingersoll-Rand PLC	13,969	1,474,568

ITT, Inc.	7,587	438,225

Lincoln Electric Holdings, Inc.	2,978	257,359

Middleby Corp.*	890	109,105

Nordson Corp.	625	84,850

Oshkosh Corp.	1,667	129,709

PACCAR, Inc.	9,076	615,353

Parker-Hannifin Corp.	3,279	577,629

Pentair PLC	11,319	481,510

Snap-on, Inc.	4,151	664,160

Stanley Black & Decker, Inc.	1,592	210,828

Timken Co.	2,053	89,080

Toro Co.	10,285	705,345

WABCO Holdings, Inc.*	1,705	234,489

The accompanying notes are an integral part of the financial statements.

22	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Wabtec Corp. (a)	2,164	158,535

Xylem, Inc.	7,303	551,742

		12,870,983

Marine 0.2%
Kirby Corp.*	7,108	527,556

Professional Services 0.9%

CoStar Group, Inc.*	729	333,539

Equifax, Inc.	3,143	344,190

IHS Markit Ltd.*	4,524	240,541

ManpowerGroup, Inc.	395	33,279

Nielsen Holdings PLC	3,179	83,290

Robert Half International, Inc.	16,736	1,141,228

TransUnion	3,209	207,173

Verisk Analytics, Inc.*	2,586	326,948

		2,710,188

Road & Rail 1.2%

AMERCO	327	125,761

CSX Corp.	3,344	243,009

Genesee & Wyoming, Inc. “A”*	1,591	130,462

J.B. Hunt Transport Services, Inc.	6,932	746,369

Kansas City Southern	3,239	351,885

Landstar System, Inc.	4,449	483,517

Norfolk Southern Corp.	2,800	502,040

Old Dominion Freight Line, Inc.	3,235	487,741

Ryder System, Inc.	831	51,655

Schneider National, Inc. “B”	2,879	63,021

Union Pacific Corp.	2,042	342,443

		3,527,903

Trading Companies & Distributors 1.0%

Air Lease Corp.	2,023	75,579

Fastenal Co.	11,578	728,719

HD Supply Holdings, Inc.*	13,955	600,205

MSC Industrial Direct Co., Inc. “A”	5,071	428,043

W.W. Grainger, Inc.	2,648	807,031

Watsco, Inc.	2,428	349,365

WESCO International, Inc.*	1,123	61,147

		3,050,089

Transportation Infrastructure 0.0%
Macquarie Infrastructure Corp.	477	19,505

Information Technology 15.5%

Communications Equipment 1.6%

Arista Networks, Inc.*	137	39,079

ARRIS International PLC*	5,087	161,156

Cisco Systems, Inc.	7,329	379,422

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	23

	Shares	Value ($)

F5 Networks, Inc.*	9,365	1,574,631

Juniper Networks, Inc.	36,218	980,784

Motorola Solutions, Inc.	10,859	1,554,140

Ubiquiti Networks, Inc.	267	38,552

		4,727,764

Electronic Equipment, Instruments & Components 2.1%

Amphenol Corp. “A”	6,030	566,639

Arrow Electronics, Inc.*	3,011	239,977

Avnet, Inc.	15,775	686,055

CDW Corp.	19,725	1,851,980

Cognex Corp.	660	35,244

Corning, Inc.	7,163	249,344

Dolby Laboratories, Inc. “A”	5,328	345,254

FLIR Systems, Inc.	9,188	472,722

Jabil, Inc.	14,349	407,512

Keysight Technologies, Inc.*	8,363	705,921

Littelfuse, Inc.	1,064	205,448

National Instruments Corp.	7,503	350,690

Trimble, Inc.*	2,467	98,705

Zebra Technologies Corp. “A”*	615	123,314

		6,338,805

IT Services 4.7%

Accenture PLC “A”	3,604	581,614

Akamai Technologies, Inc.*	6,565	457,318

Alliance Data Systems Corp.	925	160,025

Amdocs Ltd.	16,631	924,185

Automatic Data Processing, Inc.	4,820	737,605

Black Knight, Inc.*	2,181	113,957

Booz Allen Hamilton Holding Corp.	15,865	838,624

Broadridge Financial Solutions, Inc.	10,904	1,104,030

Cognizant Technology Solutions Corp. “A”	13,354	947,867

Conduent, Inc.*	2,397	35,044

CoreLogic, Inc.*	3,051	111,880

EPAM Systems, Inc.*	2,973	480,972

Euronet Worldwide, Inc.*	2,617	351,515

Fidelity National Information Services, Inc.	2,908	314,500

First Data Corp. “A”*	1,550	38,967

Fiserv, Inc.*	9,114	771,865

FleetCor Technologies, Inc.*	934	217,884

Genpact Ltd.	7,724	256,591

Global Payments, Inc.	674	87,876

GoDaddy, Inc. “A”*	871	65,020

International Business Machines Corp.	2,394	330,683

Jack Henry & Associates, Inc.	5,652	749,625

Leidos Holdings, Inc.	12,586	812,930

The accompanying notes are an integral part of the financial statements.

24	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

MasterCard, Inc. “A”	720	161,834

Paychex, Inc.	9,386	722,910

PayPal Holdings, Inc.*	1,402	137,494

Sabre Corp.	23,203	520,443

Total System Services, Inc.	7,418	700,259

VeriSign, Inc.*	4,238	754,534

Visa, Inc. “A”	909	134,641

Western Union Co.	17,454	311,903

WEX, Inc.*	606	107,904

Worldpay, Inc. “A”*	2,085	199,743

		14,242,242

Semiconductors & Semiconductor Equipment 2.6%

Analog Devices, Inc.	6,687	715,242

Applied Materials, Inc.	5,024	192,620

Broadcom, Inc.	445	122,535

Cypress Semiconductor Corp.	4,815	74,295

Intel Corp.	6,605	349,801

KLA-Tencor Corp.	8,443	975,082

Lam Research Corp.	3,762	662,451

Marvell Technology Group Ltd.	4,876	97,276

Maxim Integrated Products, Inc.	12,532	682,117

Microchip Technology, Inc. (a)	4,325	375,713

Micron Technology, Inc.*	1,344	54,943

MKS Instruments, Inc.	2,380	197,231

Monolithic Power Systems, Inc.	2,182	292,628

NVIDIA Corp.	121	18,665

NXP Semiconductors NV	766	69,951

ON Semiconductor Corp.*	8,778	188,551

Qorvo, Inc.*	1,039	72,875

QUALCOMM., Inc.	800	42,712

Skyworks Solutions, Inc.	3,239	264,497

Teradyne, Inc.	11,134	454,601

Texas Instruments, Inc.	4,396	465,009

Versum Materials, Inc.	4,520	221,480

Xilinx, Inc.	9,714	1,217,164

		7,807,439

Software 3.1%

Adobe, Inc.*	1,066	279,825

ANSYS, Inc.*	3,986	706,558

Aspen Technology, Inc.*	6,851	689,964

Cadence Design Systems, Inc.*	5,838	334,225

CDK Global, Inc.	1,619	93,918

Citrix Systems, Inc.	10,194	1,075,467

DocuSign, Inc.*	590	32,539

Fair Isaac Corp.*	2,113	523,644

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	25

	Shares	Value ($)

Fortinet, Inc.*	6,223	540,094

Intuit, Inc.	4,012	991,486

Manhattan Associates, Inc.*	3,909	214,018

Microsoft Corp.	1,980	221,819

Nuance Communications, Inc.*	2,080	34,882

Oracle Corp.	3,188	166,190

Palo Alto Networks, Inc.*	493	121,411

Paycom Software, Inc.*	197	35,801

Pegasystems, Inc.	1,516	99,616

PTC, Inc.*	2,566	238,176

Red Hat, Inc.*	1,541	281,387

RingCentral, Inc. “A”*	394	41,484

salesforce.com, Inc.*	1,205	197,198

ServiceNow, Inc.*	373	89,311

SS&C Technologies Holdings, Inc.	3,385	208,448

Symantec Corp.	1,403	31,553

Synopsys, Inc.*	7,342	746,535

Teradata Corp.*	4,413	213,457

Tyler Technologies, Inc.*	1,516	310,462

Ultimate Software Group, Inc.*	890	295,035

VMware, Inc. “A”	2,139	367,502

Zendesk, Inc.*	236	18,649

		9,200,654

Technology Hardware, Storage & Peripherals 1.4%

Apple, Inc.	2,627	454,865

Dell Technologies Inc. “C”*	3,774	210,665

Hewlett Packard Enterprise Co.	34,608	566,879

HP, Inc.	69,746	1,376,089

NCR Corp.*	871	24,405

NetApp, Inc.	21,696	1,414,579

Xerox Corp.	5,817	179,745

		4,227,227

Materials 4.9%

Chemicals 2.5%

Air Products & Chemicals, Inc.	6,047	1,095,595

Albemarle Corp.	509	46,467

Ashland Global Holdings, Inc.	5,339	413,132

Axalta Coating Systems Ltd.*	1,818	48,595

Cabot Corp.	3,581	167,877

Celanese Corp.	5,772	590,418

CF Industries Holdings, Inc.	3,990	168,378

Eastman Chemical Co.	8,621	712,870

Ecolab, Inc.	3,127	528,182

FMC Corp.	794	71,063

International Flavors & Fragrances, Inc.	1,701	216,877

The accompanying notes are an integral part of the financial statements.

26	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

Linde PLC	1,265	219,149

LyondellBasell Industries NV “A”	8,919	762,753

NewMarket Corp.	572	251,108

Olin Corp.	953	24,645

PPG Industries, Inc.	5,859	656,032

RPM International, Inc.	11,114	643,167

Scotts Miracle-Gro Co.	726	59,459

The Mosaic Co.	9,199	287,653

The Sherwin-Williams Co.	67	29,024

Valvoline, Inc.	15,064	283,053

W.R. Grace & Co.	3,760	292,039

Westlake Chemical Corp.	578	40,385

		7,607,921

Construction Materials 0.1%

Eagle Materials, Inc.	529	40,437

Martin Marietta Materials, Inc.	852	160,005

Vulcan Materials Co.	684	76,239

		276,681

Containers & Packaging 1.5%

AptarGroup, Inc.	5,494	558,905

Avery Dennison Corp.	2,883	311,479

Ball Corp.	22,245	1,218,581

Bemis Co., Inc.	8,047	425,686

Berry Global Group, Inc.*	4,796	251,646

Crown Holdings, Inc.*	4,016	218,029

Graphic Packaging Holding Co.	8,452	102,945

International Paper Co.	6,125	280,648

Owens-Illinois, Inc.	2,794	55,657

Packaging Corp. of America	2,743	262,203

Sealed Air Corp.	2,649	115,549

Silgan Holdings, Inc.	1,407	39,832

Sonoco Products Co.	5,618	325,226

WestRock Co.	4,225	157,931

		4,324,317

Metals & Mining 0.7%

Alcoa Corp.*	612	18,054

Newmont Mining Corp.	5,022	171,351

Nucor Corp.	14,627	885,957

Reliance Steel & Aluminum Co.	6,930	618,502

Southern Copper Corp.	1,372	48,857

Steel Dynamics, Inc.	11,730	437,764

		2,180,485

Paper & Forest Products 0.1%
Domtar Corp.	5,545	282,296

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	27

	Shares	Value ($)
Real Estate 5.5%

Equity Real Estate Investment Trusts (REITs) 4.9%

Alexandria Real Estate Equities, Inc.	485	65,907

American Campus Communities, Inc.	1,522	68,581

American Homes 4 Rent “A”	1,398	30,532

American Tower Corp.	1,209	212,965

Apartment Investment & Management Co.	970	47,462

Apple Hospitality REIT, Inc.	8,342	137,476

AvalonBay Communities, Inc.	2,438	474,508

Boston Properties, Inc.	1,366	181,255

Brandywine Realty Trust	1,950	30,654

Brixmor Property Group, Inc.	12,241	213,728

Brookfield Property REIT, Inc. “A”	10,208	200,281

Camden Property Trust	2,058	201,869

Columbia Property Trust, Inc.	6,275	135,728

CoreSite Realty Corp.	447	45,706

Corporate Office Properties Trust	1,297	33,709

Crown Castle International Corp.	751	89,181

CubeSmart	6,950	212,948

Digital Realty Trust, Inc.	685	77,487

Douglas Emmett, Inc.	1,157	44,660

Duke Realty Corp.	10,332	305,517

Empire State Realty Trust, Inc. “A”	2,110	32,114

EPR Properties	6,604	485,262

Equinix, Inc.	50	21,175

Equity Commonwealth	1,955	63,831

Equity LifeStyle Properties, Inc.	4,274	464,327

Equity Residential	3,961	291,886

Essex Property Trust, Inc.	1,121	313,701

Extra Space Storage, Inc.	6,687	641,551

Federal Realty Investment Trust	1,694	226,302

Gaming and Leisure Properties, Inc.	12,988	472,503

HCP, Inc.	9,089	279,669

Healthcare Trust of America, Inc. “A”	1,336	38,063

Highwoods Properties, Inc.	3,943	182,600

Hospitality Properties Trust	7,909	214,097

Host Hotels & Resorts, Inc.	28,961	567,925

Hudson Pacific Properties, Inc.	1,051	34,914

Iron Mountain, Inc.	2,838	100,522

Kilroy Realty Corp.	1,020	75,184

Kimco Realty Corp.	9,357	164,590

Lamar Advertising Co. “A”	8,699	674,781

Liberty Property Trust	6,491	307,219

Life Storage, Inc.	1,372	133,907

Medical Properties Trust, Inc.	19,908	362,923

Mid-America Apartment Communities, Inc.	2,203	228,187

The accompanying notes are an integral part of the financial statements.

28	|	DWS U.S. Multi-Factor Fund

	Shares	Value ($)

National Retail Properties, Inc.	6,322	329,376

Omega Healthcare Investors, Inc.	3,740	134,266

Outfront Media, Inc.	6,642	149,047

Paramount Group, Inc.	2,144	30,788

Park Hotels & Resorts, Inc.	14,508	453,230

Prologis, Inc.	6,507	455,880

Public Storage	2,910	615,436

Rayonier, Inc.	8,668	255,446

Realty Income Corp.	3,038	210,108

Regency Centers Corp.	1,476	96,309

Retail Properties of America, Inc. “A”	31,170	388,378

SBA Communications Corp. *	568	102,558

Senior Housing Properties Trust	3,625	46,944

Simon Property Group, Inc.	3,425	620,473

SL Green Realty Corp.	340	30,845

Spirit Realty Capital, Inc.	2,630	101,623

STORE Capital Corp.	4,135	134,264

Sun Communities, Inc.	850	96,535

Taubman Centers, Inc.	563	30,053

The Macerich Co.	630	27,468

UDR, Inc.	2,148	95,414

Ventas, Inc.	3,351	210,275

VEREIT, Inc.	7,811	62,254

VICI Properties, Inc.	4,248	90,525

Vornado Realty Trust	1,036	69,733

Weingarten Realty Investors	12,525	360,845

Welltower, Inc.	1,230	91,401

Weyerhaeuser Co.	4,227	105,210

WP Carey, Inc.	3,298	243,623

		14,825,694

Real Estate Management & Development 0.6%

CBRE Group, Inc. “A”*	20,082	999,280

Howard Hughes Corp.*	152	16,930

Jones Lang LaSalle, Inc.	3,638	600,707

Realogy Holdings Corp.	1,963	26,697

		1,643,614

Utilities 8.9%

Electric Utilities 3.9%

Alliant Energy Corp.	14,103	646,905

American Electric Power Co., Inc.	10,221	829,434

Avangrid, Inc.	1,591	76,925

Duke Energy Corp.	5,419	485,868

Edison International	7,761	464,806

Entergy Corp.	14,787	1,380,071

Evergy, Inc.	8,561	478,645

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	29

	Shares	Value ($)

Eversource Energy	10,209	712,690

Exelon Corp.	30,709	1,492,150

FirstEnergy Corp.	17,132	698,129

Hawaiian Electric Industries, Inc.	12,995	497,449

NextEra Energy, Inc.	2,348	440,767

OGE Energy Corp.	18,355	780,455

Pinnacle West Capital Corp.	7,860	736,796

PPL Corp.	17,490	562,653

Southern Co.	10,439	518,714

Xcel Energy, Inc.	16,498	905,080

		11,707,537

Gas Utilities 1.0%

Atmos Energy Corp.	9,445	933,638

National Fuel Gas Co.	8,612	518,356

UGI Corp.	31,965	1,754,879

		3,206,873

Independent Power & Renewable Electricity Producers 0.6%

AES Corp.	52,624	906,712

NRG Energy, Inc.	3,361	140,086

Vistra Energy Corp.*	34,123	888,563

		1,935,361

Multi-Utilities 3.1%

Ameren Corp.	18,693	1,331,689

CenterPoint Energy, Inc.	30,023	904,893

CMS Energy Corp.	16,029	871,978

Consolidated Edison, Inc.	15,193	1,252,663

Dominion Energy, Inc	8,511	630,580

DTE Energy Co.	9,710	1,199,768

MDU Resources Group, Inc.	16,412	433,605

NiSource, Inc.	10,479	282,723

Public Service Enterprise Group, Inc.	12,966	762,530

Sempra Energy	6,242	751,787

WEC Energy Group, Inc.	10,631	810,933

		9,233,149

Water Utilities 0.3%

American Water Works Co., Inc.	6,236	633,702

Aqua America, Inc.	5,680	204,139

		837,841
Total Common Stocks (Cost $266,907,822)		298,941,983

The accompanying notes are an integral part of the financial statements.

30	|	DWS U.S. Multi-Factor Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.372%**, 3/28/2019 (b) (Cost $580,965)	582,000	580,967

	Shares	Value ($)
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (c) (d) (Cost $1,151,407)	1,151,407	1,151,407

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.42% (c) (Cost $913,852)	913,852	913,852

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $269,554,046)	100.3	301,588,209
Other Assets and Liabilities, Net	(0.3)	(926,182)

Net Assets	100.0	300,662,027

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 are as follows:

Value ($) at 8/31/2018	Pur- chases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (c) (d)
1,005,789	145,618	(e)	—	—	—	6,676	—	1,151,407	1,151,407
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 2.42% (c)
5,668,691	20,444,029		25,198,868	—	—	53,366	—	913,852	913,852
6,674,480	20,589,647		25,198,868	—	—	60,042	—	2,065,259	2,065,259

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $1,126,834, which is 0.4% of net assets.

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	31

(b)	At February 28, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2019.

At February 28, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	3/1/2019	20	1,457,295	1,545,500	88,205

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$298,941,983	$—	$—	$298,941,983
Government & Agency Obligation	—	580,967	—	580,967
Short-Term Investments (f)	2,065,259	—	—	2,065,259
Derivatives (g)
Futures Contracts	88,205	—	—	88,205
Total	$301,095,447	$580,967	$—	$301,676,414

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

32	|	DWS U.S. Multi-Factor Fund

Statement of Assets and Liabilities

as of February 28, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $267,488,787) — including $1,126,834 of securities loaned	$299,522,950
Investment in DWS Government & Agency Securities Portfolio (cost $1,151,407)*	1,151,407
Investment in DWS Central Cash Management Government Fund (cost $913,852)	913,852
Dividends receivable	515,225
Interest receivable	2,874
Other assets	40,165
Total assets	302,146,473

Liabilities
Payable upon return of securities loaned	1,151,407
Payable for variation margin on futures contracts	5,182
Accrued Trustees’ fees	2,962
Other accrued expenses and payables	324,895
Total liabilities	1,484,446
Net assets, at value	$300,662,027

Net Assets Consist of
Distributable earnings (loss)	19,521,702
Paid-in capital	281,140,325
Net assets, at value	$300,662,027

Net Asset Value
Class R6

Net Asset Value, offering and redemption price per share ($229,676 ÷ 20,627 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.13
Institutional Class

Net Asset Value, offering and redemption price per share ($300,432,351 ÷ 26,981,576 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.13

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	33

Statement of Operations

for the six months ended February 28, 2019 (Unaudited)

Investment Income
Income:

Dividends (net of foreign taxes withheld of $236)	$2,973,963
Interest	6,103
Income distributions — DWS Central Cash Management Government Fund	53,366
Securities lending income, net of borrower rebates	6,676
Total income	3,040,108
Expenses:

Management fee	226,974
Administration fee	151,316
Services to shareholders	150,199
Custodian fee	11,375
Professional fees	33,391
Reports to shareholders	18,086
Registration fees	19,335
Trustees’ fees and expenses	7,998
Licensing fee	37,829
Other	16,260
Total expenses before expense reductions	672,763
Expense reductions	(143,213)
Total expenses after expense reductions	529,550
Net investment income	2,510,558

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(12,659,999)
Futures	(1,094,867)
(13,754,866)
Change in net unrealized appreciation (depreciation) on:

Investments	(3,719,998)
Futures	7,722
(3,712,276)
Net gain (loss)	(17,467,142)
Net increase (decrease) in net assets resulting from operations	$(14,956,584)

The accompanying notes are an integral part of the financial statements.

34	|	DWS U.S. Multi-Factor Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Operations:

Net investment income (loss)	$2,510,558	$4,124,119
Net realized gain (loss)	(13,754,866)	2,789,634
Change in net unrealized appreciation (depreciation)	(3,712,276)	37,331,640
Net increase (decrease) in net assets resulting from operations	(14,956,584)	44,245,393
Distributions to shareholders:

Class R6	(3,298)	(3,091)
Institutional Class	(4,554,740)	(3,905,471)
Total distributions	(4,558,038)	(3,908,562)*
Fund share transactions:

Proceeds from shares sold	16,865,000	73,170,090
Reinvestment of distributions	4,558,038	3,908,561
Payments for shares redeemed	(28,876,531)	(33,444,753)
Net increase (decrease) in net assets from Fund share transactions	(7,453,493)	43,633,898
Increase (decrease) in net assets	(26,968,115)	83,970,729
Net assets at beginning of period	327,630,142	243,659,413

Net assets at end of period	$300,662,027	$327,630,142 **

*

Includes distributions from net investment income of $2,881 and $3,641,280 for Class R6 and Institutional Class, respectively and distributions from net realized gains of $210 and $264,191 for Class R6 and Institutional Class, respectively.

**	Includes undistributed net investment income of $839,209.

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	35

Financial Highlights

Class R6	Six Months Ended 2/28/19 (Unaudited)		Year Ended 8/31/18	Period Ended 8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$11.77		$10.22	$10.00
Income (loss) from investment operations:

Net investment income (loss)[b]	.09		.16	.06
Net realized and unrealized gain (loss)	(.57)		1.54	.17
Total from investment operations	(.48)		1.70	.23
Less distributions from:

Net investment income	(.06)		(.14)	(.01)
Net realized gains	(.10)		(.01)	—
Total distributions	(.16)		(.15)	(.01)
Net asset value, end of period	$11.13		$11.77	$10.22
Total Return (%)[c]	(3.96	)**	16.78	2.35	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2	.2
Ratio of expenses before expense reductions (%)	.36	*	.37	.62	*
Ratio of expenses after expense reductions (%)	.30	*	.30	.35	*
Ratio of net investment income (%)	1.71	*	1.49	1.84	*
Portfolio turnover rate (%)	25	**	54	10	**

[a]	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

36	|	DWS U.S. Multi-Factor Fund

Institutional Class	Six Months Ended 2/28/19 (Unaudited)		Year Ended 8/31/18	Period Ended 8/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$11.77		$10.22	$10.00
Income (loss) from investment operations:

Net investment income (loss)[b]	.09		.16	.06
Net realized and unrealized gain (loss)	(.57)		1.54	.17
Total from investment operations	(.48)		1.70	.23
Less distributions from:

Net investment income	(.06)		(.14)	(.01)
Net realized gains	(.10)		(.01)	—
Total distributions	(.16)		(.15)	(.01)
Net asset value, end of period	$11.13		$11.77	$10.22
Total Return (%)[c]	(3.98	)**	16.76	2.35	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	300		327	243
Ratio of expenses before expense reductions (%)	.44	*	.46	.68	*
Ratio of expenses after expense reductions (%)	.35	*	.35	.35	*
Ratio of net investment income (%)	1.66	*	1.43	1.91	*
Portfolio turnover rate (%)	25	**	54	10	**

[a]	For the period from May 1, 2017 (commencement of operations) to August 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS U.S. Multi-Factor Fund	|	37

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS U.S. Multi-Factor Fund (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Class R6 and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

38	|	DWS U.S. Multi-Factor Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the

DWS U.S. Multi-Factor Fund	|	39

company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended February 28, 2019, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of February 28, 2019, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of February 28, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2019, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the

40	|	DWS U.S. Multi-Factor Fund

related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At August 31, 2018, the aggregate cost of investments for federal income tax purposes was $293,209,523. The net unrealized appreciation for all investments based on tax cost was $35,434,494. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $40,471,940 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $5,037,446.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from REITs. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

DWS U.S. Multi-Factor Fund	|	41

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 28, 2019, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 28, 2019, is included in a table following the Fund’s Investment Portfolio. For the six

42	|	DWS U.S. Multi-Factor Fund

months ended February 28, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,546,000 to $6,175,000.

The following tables summarize the value of the Fund’s derivative instruments held as of February 28, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Futures Contracts
Equity Contracts (a)	$88,205

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended February 28, 2019, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(1,094,867)

The above derivative is located in the following Statement of Operations accounts:

(b) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$7,722

The above derivative is located in the following Statement of Operations accounts:

(c) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended February 28, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $75,197,253 and $79,238,475, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The

DWS U.S. Multi-Factor Fund	|	43

Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from September 1, 2018 through December 20, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class R6	.30%
Institutional Class	.35%

For the six months ended February 28, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class R6	$63
Institutional Class	143,150
$143,213

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2019, the Administration Fee was $151,316, of which $22,709 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended February 28, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2019
Class R6	$13	$4
Institutional Class	3,346	860
	$3,359	$864

44	|	DWS U.S. Multi-Factor Fund

In addition, for the six months ended February 28, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Institutional Class	$146,116

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 28, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,163, of which $8,640 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended February 28, 2019, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $502.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may be able to borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might

DWS U.S. Multi-Factor Fund	|	45

require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The fund had no outstanding loans at February 28, 2019.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Institutional Class	1,526,712	$16,865,000	6,632,549	$73,170,090

Shares issued to shareholders in reinvestment of distributions
Class R6	318	$3,298	280	$3,091
Institutional Class	439,682	4,554,740	353,311	3,905,470
		$4,558,038		$3,908,561

Shares redeemed
Institutional Class	(2,799,221)	$(28,876,531)	(2,987,967)	$(33,444,753)

Net increase (decrease)
Class R6	318	$3,298	280	$3,091
Institutional Class	(832,827)	(7,456,791)	3,997,893	43,630,807
		$(7,453,493)		$43,633,898

46	|	DWS U.S. Multi-Factor Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2018 to February 28, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS U.S. Multi-Factor Fund	|	47

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2019 (Unaudited)

Actual Fund Return	Class R6	Institutional Class
Beginning Account Value 9/1/18	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$960.40	$960.20
Expenses Paid per $1,000*	$1.46	$1.70

Hypothetical 5% Fund Return	Class R6	Institutional Class
Beginning Account Value 9/1/18	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$1,023.31	$1,023.06
Expenses Paid per $1,000*	$1.51	$1.76

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class R6	Institutional Class
DWS U.S. Multi-Factor Fund	.30%	.35%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

48	|	DWS U.S. Multi-Factor Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS U.S. Multi-Factor Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s fees and expenses and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain

DWS U.S. Multi-Factor Fund	|	49

invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Because the Fund commenced operations in May 2017, only limited Fund performance information was available to the Board as part of its 2018 contract review process.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were

50	|	DWS U.S. Multi-Factor Fund

expected to be higher than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee

DWS U.S. Multi-Factor Fund	|	51

schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

52	|	DWS U.S. Multi-Factor Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS U.S. Multi-Factor Fund	|	53

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Institutional Class
Nasdaq Symbol	DMFJX
CUSIP Number	25159R 767
Fund Number	1467

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at
https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DMFRX
CUSIP Number	25159R 775
Fund Number	1667

54	|	DWS U.S. Multi-Factor Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS U.S. Multi-Factor Fund	|	55

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

56	|	DWS U.S. Multi-Factor Fund

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DUMFF-3

(R-055442-2 4/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Multi-Factor Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2019